Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

September 1, 2026

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 880 to Registration Statement
No. 333-74295 and 811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 880 to Registration Statement No. 333-74295 and 811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on August 26, 2026.

If you have any questions or would like further information, please call Maureen Towle at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Managing Counsel

EXHIBIT A

Allspring Funds Trust

Allspring Absolute Return Fund
Allspring Asset Allocation Fund
Allspring Real Return Fund